Segment information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segmented information

19. Segment information

Reportable segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker, with appropriate aggregation. The chief operating decision maker is the CEO who is responsible for allocating resources, assessing performance of the reportable segment and making key strategic decisions. The Company operates in two segments: Biotechnology and Strategic Investments.

The Company's Biotechnology segment is focused on furthering the research and development of the Company's three drug candidates consisting of FSD-PEA, Lucid-PSYCH and Lucid-MS.

The Company's Strategic Investments segment is focused on generating returns and cashflow through the issuance of loans secured by residential or commercial property, with FSD Strategic Investments having a first collateral mortgage on the secured property.

Assets by segment are as follows:

	As at December 31, 2022		As at December 31, 2021
	Biotechnology	Strategic Investments	Biotechnology	Strategic Investments
	$	$	$	$
Current assets	17,850,174	-	45,932,845	-
Non-current assets	13,128,826	7,431,656	17,030,272	-

Interest income by segments is presented below:

	For the year ended December 31, 2022		For the year ended December 31, 2021
	Biotechnology	Strategic Investments	Biotechnology	Strategic Investments
	$	$	$	$
Interest income	184,698	183,037	1,292	-